Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subordinated Liabilities [Abstract]
Schedule of subordinated liabilities detail, by currency of issue

	Million of euros			December 31, 2018
				Outstanding
				issue amount
				in foreign	Annual
				currency	interest
Currency of issue	2018	2017	2016	(million)	rate (%)

Euro	14,001	11,240	8,044	14,001	3.89%
US dollar	7,813	8,008	9,349	8,946	5.30%
Pound sterling	628	874	949	562	8.92%
Brazilian real	—	131	136	—	—
Other currencies	1,378	1,257	1,424
Balance at end of year	23,820	21,510	19,902
Of which, preference shares	345	404	413
Of which, preference participations	9,717	8,369	6,916

Schedule of changes in subordinated liabilities

	Million of euros
	2018	2017	2016

Balance at beginning of year	21,510	19,902	21,153
Net inclusion of entities in the Group (Note 3)	—	11	—
Of which: Banco Santander, S.A. (Grupo Banco Popular)	—	11	—
Placements	3,283	2,994	2,395
Of which:
Banco Santander, S.A. (*)	2,750	2,894	2,328
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	281	—	59
Santander Bank Polska S.A.	235	—	—
PSA Banque France	—	78	—

Net redemptions and repurchases (**)	(1,259)	(870)	(2,812)
Of which:
Banco Santander, S.A. (*)	(401)	(453)	(1,976)
Santander UK plc	(313)	(60)	(51)
Santander Holdings USA, Inc.	(195)	(72)	—
Santander Bank, National Association	(163)	(285)	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(125)	—	—
Banco Santander (Brasil) S.A.	(62)	—	(716)
Santander Consumer Finance, S.A.	—	—	(70)
Exchange differences and other movements	286	(527)	(834)
Balance at end of year	23,820	21,510	19,902

(*)    As of December 31, 2017 and 2016, issuer entities were included.

(**)  The balance relating to issuances, redemptions and repurchases (EUR 2,024 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,245 million), is included in the cash flow from financing activities.